Accruals and other liabilities	12 Months Ended
Dec. 31, 2017
Accruals and other liabilities
Accruals and other liabilities

22 Accruals and other liabilities

	Group		Bank
	2017	2016	2017	2016
	£m	£m	£m	£m
Notes in circulation	803	752	—	—
Current tax	378	94	335	47
Accruals	280	401	193	191
Deferred income	170	152	137	118
Deferred tax (see Note 23)	22	23	—	—
Other liabilities	993	475	118	111

	2,646	1,897	783	467